Portfolio of Investments
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 1.3%
ATN International, Inc.	47,024	2,301,354
Cincinnati Bell, Inc.(a)	216,292	3,289,801
Cogent Communications Holdings, Inc.	179,620	10,443,107
Consolidated Communications Holdings, Inc.(a)	311,790	1,746,024
Iridium Communications, Inc.(a)	497,710	15,971,514
Vonage Holdings Corp.(a)	985,060	12,667,872
Total		46,419,672
Entertainment 0.2%
Glu Mobile, Inc.(a)	627,070	6,339,678
Marcus Corp. (The)	98,733	1,159,125
Total		7,498,803
Interactive Media & Services 0.1%
QuinStreet, Inc.(a)	206,749	3,689,436
Media 0.5%
EW Scripps Co. (The), Class A	243,514	3,107,239
Gannett Co, Inc.(a)	552,622	1,569,446
Meredith Corp.	172,150	3,503,253
Scholastic Corp.	127,700	3,029,044
TechTarget, Inc.(a)	98,720	5,182,800
Total		16,391,782
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	212,750	9,454,610
Spok Holdings, Inc.	74,689	734,193
Total		10,188,803
Total Communication Services		84,188,496
Consumer Discretionary 14.7%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc.(a)	483,410	3,847,944
Cooper Tire & Rubber Co.	214,690	8,529,634
Cooper-Standard Holding, Inc.(a)	72,110	2,445,971
Dorman Products, Inc.(a)	123,215	11,381,369
Gentherm, Inc.(a)	139,360	7,924,009
LCI Industries	107,347	13,502,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Motorcar Parts of America, Inc.(a)	81,180	1,633,342
Standard Motor Products, Inc.	85,839	3,973,487
Total		53,237,862
Automobiles 0.2%
Winnebago Industries, Inc.	143,820	7,612,393
Distributors 0.2%
Core-Mark Holding Co., Inc.	192,440	6,002,204
Diversified Consumer Services 0.2%
American Public Education, Inc.(a)	63,144	1,959,990
Perdoceo Education Corp.(a)	295,028	3,345,617
Regis Corp.(a)	103,390	877,781
Total		6,183,388
Hotels, Restaurants & Leisure 1.7%
BJ’s Restaurants, Inc.	95,082	3,140,558
Bloomin’ Brands, Inc.	340,000	5,950,000
Brinker International, Inc.	192,320	9,637,155
Cheesecake Factory, Inc. (The)	178,500	6,690,180
Chuy’s Holdings, Inc.(a)	84,030	1,991,511
Dave & Buster’s Entertainment, Inc.	202,510	5,127,553
Dine Brands Global, Inc.	70,071	4,412,371
El Pollo Loco Holdings, Inc.(a)	79,720	1,249,212
Fiesta Restaurant Group, Inc.(a)	74,220	872,085
Monarch Casino & Resort, Inc.(a)	54,345	3,000,931
Red Robin Gourmet Burgers, Inc.(a)	66,324	1,333,776
Ruth’s Hospitality Group, Inc.	135,938	2,116,555
Shake Shack, Inc., Class A(a)	151,760	12,392,722
Total		57,914,609
Household Durables 2.6%
Cavco Industries, Inc.(a)	36,430	6,557,764
Century Communities, Inc.(a)	123,830	5,510,435
Ethan Allen Interiors, Inc.	93,022	1,699,512
Installed Building Products, Inc.(a)	96,650	9,550,953
iRobot Corp.(a)	119,005	9,333,562
La-Z-Boy, Inc.	196,297	7,270,841
LGI Homes, Inc.(a)	94,220	10,180,471
M/I Homes, Inc.(a)	121,813	5,536,401
Columbia Small Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MDC Holdings, Inc.	213,759	10,318,147
Meritage Homes Corp.(a)	160,481	14,467,362
Tupperware Brands Corp.(a)	209,620	7,053,713
Universal Electronics, Inc.(a)	59,459	3,131,111
Total		90,610,272
Internet & Direct Marketing Retail 0.7%
Liquidity Services, Inc.(a)	111,880	1,063,979
PetMed Express, Inc.	86,518	2,656,103
Shutterstock, Inc.	94,280	6,482,693
Stamps.com, Inc.(a)	75,010	14,061,374
Total		24,264,149
Leisure Products 1.1%
Callaway Golf Co.	401,865	8,539,631
Sturm Ruger & Co., Inc.	74,670	4,572,791
Vista Outdoor, Inc.(a)	247,790	5,111,908
YETI Holdings, Inc.(a)	319,350	20,173,339
Total		38,397,669
Multiline Retail 0.6%
Big Lots, Inc.	152,350	7,871,925
Macy’s, Inc.	1,324,030	13,518,346
Total		21,390,271
Specialty Retail 3.6%
Abercrombie & Fitch Co., Class A	266,200	5,520,988
America’s Car-Mart, Inc.(a)	27,160	2,838,220
Asbury Automotive Group, Inc.(a)	82,320	9,283,226
Barnes & Noble Education, Inc.(a)	128,683	467,119
Bed Bath & Beyond, Inc.	537,870	11,273,755
Boot Barn Holdings, Inc.(a)	123,150	5,081,169
Buckle, Inc. (The)	122,301	3,280,113
Caleres, Inc.	165,464	1,947,511
Cato Corp. (The), Class A	88,085	709,965
Chico’s FAS, Inc.	511,660	772,607
Children’s Place, Inc. (The)	62,261	2,675,978
Conn’s, Inc.(a)	82,060	909,635
Designer Brands, Inc.	250,850	1,981,715
GameStop Corp., Class A(a)	232,150	3,844,404
Genesco, Inc.(a)	59,672	1,871,911
Group 1 Automotive, Inc.	73,235	8,701,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Guess?, Inc.	160,170	2,689,254
Haverty Furniture Companies, Inc.	73,776	2,008,183
Hibbett Sports, Inc.(a)	70,603	2,906,020
Lumber Liquidators Holdings, Inc.(a)	123,138	3,556,225
MarineMax, Inc.(a)	92,299	3,031,099
Michaels Companies, Inc. (The)(a)	314,610	3,111,493
Monro, Inc.	142,051	6,677,818
ODP Corp. (The)	224,756	6,443,755
Rent-A-Center, Inc.	206,740	6,991,947
Sally Beauty Holdings, Inc.(a)	481,620	5,538,630
Shoe Carnival, Inc.	36,710	1,342,485
Signet Jewelers Ltd.	223,380	6,766,180
Sleep Number Corp.(a)	118,321	8,210,294
Sonic Automotive, Inc., Class A	103,111	4,163,622
Zumiez, Inc.(a)	88,998	3,300,936
Total		127,897,307
Textiles, Apparel & Luxury Goods 2.3%
Capri Holdings Ltd.(a)	641,620	22,700,516
Crocs, Inc.(a)	287,908	16,954,902
Fossil Group, Inc.(a)	199,220	2,111,732
G-III Apparel Group Ltd.(a)	184,560	3,759,487
Kontoor Brands, Inc.	199,850	8,327,749
Movado Group, Inc.	70,733	1,197,510
Oxford Industries, Inc.	71,346	3,980,393
Steven Madden Ltd.	330,023	10,385,824
Unifi, Inc.(a)	63,770	965,478
Vera Bradley, Inc.(a)	94,080	797,798
Wolverine World Wide, Inc.	349,422	10,084,319
Total		81,265,708
Total Consumer Discretionary		514,775,832
Consumer Staples 3.4%
Beverages 0.4%
Coca-Cola Bottling Co. Consolidated	19,810	5,184,079
MGP Ingredients, Inc.	56,300	2,455,243
National Beverage Corp.(a)	49,750	4,876,992
Total		12,516,314

2	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	130,979	2,977,152
PriceSmart, Inc.	99,410	8,080,045
SpartanNash Co.	152,919	2,887,111
The Chefs’ Warehouse(a)	138,730	3,197,033
United Natural Foods, Inc.(a)	233,390	4,025,977
Total		21,167,318
Food Products 1.0%
B&G Foods, Inc.	273,836	7,582,519
Calavo Growers, Inc.	70,762	5,068,682
Cal-Maine Foods, Inc.(a)	158,526	6,203,122
Fresh Del Monte Produce, Inc.	129,300	3,282,927
J&J Snack Foods Corp.	63,707	9,262,361
John B. Sanfilippo & Son, Inc.	37,650	2,794,007
Seneca Foods Corp., Class A(a)	28,673	1,200,825
Total		35,394,443
Household Products 0.6%
Central Garden & Pet Co.(a)	41,480	1,660,859
Central Garden & Pet Co., Class A(a)	165,702	6,112,747
WD-40 Co.	58,319	14,831,105
Total		22,604,711
Personal Products 0.5%
Inter Parfums, Inc.	75,359	4,092,747
Medifast, Inc.	50,209	10,249,665
Usana Health Sciences, Inc.(a)	51,120	3,843,202
Total		18,185,614
Tobacco 0.3%
Universal Corp.	104,510	4,756,250
Vector Group Ltd.	542,990	6,103,208
Total		10,859,458
Total Consumer Staples		120,727,858
Energy 3.0%
Energy Equipment & Services 1.4%
Archrock, Inc.	548,300	4,260,291
Bristow Group, Inc.(a)	100,796	2,242,711
Core Laboratories NV	189,840	4,170,785
DMC Global Inc	63,030	2,574,775
Dril-Quip, Inc.(a)	149,630	4,252,485
Common Stocks (continued)
Issuer	Shares	Value ($)
Exterran Corp.(a)	106,090	449,822
Geospace Technologies Corp.(a)	58,310	362,105
Helix Energy Solutions Group, Inc.(a)	601,980	2,263,445
Helmerich & Payne, Inc.	458,680	10,444,143
Matrix Service Co.(a)	112,926	1,081,831
Nabors Industries Ltd.	27,401	1,435,538
Oceaneering International, Inc.(a)	423,730	2,572,041
Oil States International, Inc.(a)	260,460	1,156,442
Patterson-UTI Energy, Inc.	799,790	3,447,095
ProPetro Holding Corp.(a)	344,480	1,987,650
RPC, Inc.(a)	247,880	768,428
SEACOR Holdings, Inc.(a)	81,594	2,710,553
US Silica Holdings, Inc.	315,340	1,362,269
Total		47,542,409
Oil, Gas & Consumable Fuels 1.6%
Bonanza Creek Energy, Inc.(a)	79,130	1,746,399
Callon Petroleum Co.(a)	169,633	1,613,210
CONSOL Energy, Inc.(a)	111,100	587,719
Dorian LPG Ltd.(a)	143,730	1,570,969
Green Plains, Inc.(a)	143,030	2,113,984
Laredo Petroleum, Inc.(a)	38,393	453,421
Matador Resources Co.(a)	468,720	4,771,570
Par Pacific Holdings, Inc.(a)	170,430	1,941,198
PBF Energy, Inc., Class A	410,200	2,978,052
PDC Energy, Inc.(a)	425,057	7,106,953
Penn Virginia Corp.(a)	64,770	584,225
QEP Resources, Inc.	1,034,170	1,665,014
Range Resources Corp.	1,092,870	7,977,951
Renewable Energy Group, Inc.(a)	167,690	9,739,435
REX American Resources Corp.(a)	23,280	1,827,480
SM Energy Co.	454,280	1,921,604
Southwestern Energy Co.(a)	2,756,010	8,571,191
Talos Energy, Inc.(a)	99,720	853,603
Total		58,023,978
Total Energy		105,566,387

Columbia Small Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 16.5%
Banks 8.2%
Allegiance Bancshares, Inc.	80,220	2,539,765
Ameris Bancorp	296,550	10,085,665
Banc of California, Inc.	188,980	2,513,434
BancFirst Corp.	79,460	4,309,116
BankUnited, Inc.	394,340	11,242,633
Banner Corp.	150,043	6,201,277
Berkshire Hills Bancorp, Inc.	214,990	3,525,836
Boston Private Financial Holdings, Inc.	350,795	2,511,692
Brookline Bancorp, Inc.	336,804	3,829,461
Cadence BanCorp	537,570	7,493,726
Central Pacific Financial Corp.	120,150	1,969,259
City Holding Co.	68,410	4,493,853
Columbia Banking System, Inc.	305,645	9,661,438
Community Bank System, Inc.	228,450	14,221,012
Customers Bancorp, Inc.(a)	123,730	2,089,800
CVB Financial Corp.	543,654	10,323,989
Dime Community Bancshares, Inc.	121,324	1,753,132
Eagle Bancorp, Inc.	137,540	5,058,721
FB Financial Corp.	131,120	4,185,350
First BanCorp	931,029	7,392,370
First BanCorp	123,660	3,880,451
First Commonwealth Financial Corp.	418,802	4,049,815
First Financial Bancorp	418,215	6,712,351
First Hawaiian, Inc.	554,310	12,150,475
First Midwest Bancorp, Inc.	487,822	6,824,630
Great Western Bancorp, Inc.	234,780	3,857,435
Hanmi Financial Corp.	130,830	1,275,593
Heritage Financial Corp.	153,250	3,566,128
Hope Bancorp, Inc.	526,002	4,986,499
Independent Bank Corp.	140,626	9,511,943
Independent Bank Group, Inc.	156,130	8,760,454
National Bank Holdings Corp., Class A	130,460	4,198,203
NBT Bancorp, Inc.	186,120	5,574,294
OFG Bancorp	219,110	3,670,093
Old National Bancorp	704,566	11,153,280
Pacific Premier Bancorp, Inc.	402,663	11,604,748
Park National Corp.	60,520	6,119,177
Common Stocks (continued)
Issuer	Shares	Value ($)
Preferred Bank	57,870	2,127,880
Renasant Corp.	239,770	7,401,700
S&T Bancorp, Inc.	167,517	3,750,706
Seacoast Banking Corp. of Florida(a)	226,150	5,712,549
ServisFirst Bancshares, Inc.	200,060	7,558,267
Simmons First National Corp., Class A	465,244	9,072,258
Southside Bancshares, Inc.	133,925	3,937,395
Tompkins Financial Corp.	51,563	3,279,922
Triumph Bancorp, Inc.(a)	96,520	4,385,869
United Community Banks, Inc.	369,035	8,823,627
Veritex Holdings, Inc.	211,881	4,595,699
Westamerica BanCorp	114,940	6,335,493
Total		290,278,463
Capital Markets 0.9%
Blucora, Inc.(a)	205,009	2,673,317
BrightSphere Investment Group, Inc.	256,430	4,538,811
Donnelley Financial Solutions, Inc.(a)	128,486	2,093,037
Greenhill & Co., Inc.	60,700	790,314
Piper Sandler Companies	58,628	5,403,743
StoneX Group, Inc.(a)	69,430	4,278,277
Virtus Investment Partners, Inc.	30,747	5,500,023
Waddell & Reed Financial, Inc., Class A	278,100	4,577,526
WisdomTree Investments, Inc.	479,720	2,053,202
Total		31,908,250
Consumer Finance 0.9%
Encore Capital Group, Inc.(a)	133,745	4,566,055
Enova International, Inc.(a)	151,631	3,170,604
Ezcorp, Inc., Class A(a)	222,334	1,131,680
Green Dot Corp., Class A(a)	227,770	12,199,361
PRA Group, Inc.(a)	194,514	8,097,618
World Acceptance Corp.(a)	19,320	2,181,421
Total		31,346,739
Insurance 3.6%
Ambac Financial Group, Inc.(a)	195,500	2,862,120
American Equity Investment Life Holding Co.	392,430	10,313,060
AMERISAFE, Inc.	82,500	4,515,225
Assured Guaranty Ltd.	356,500	10,741,345
eHealth, Inc.(a)	109,888	8,350,389

4	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Employers Holdings, Inc.	124,916	3,811,187
HCI Group, Inc.	26,240	1,368,416
Horace Mann Educators Corp.	176,447	7,043,764
James River Group Holdings Ltd.	130,390	5,943,176
Kinsale Capital Group, Inc.	90,550	21,746,488
Mr. Cooper Group, Inc.(a)	310,250	8,271,265
Palomar Holdings, Inc.(a)	92,390	6,106,979
ProAssurance Corp.	229,986	3,659,077
Safety Insurance Group, Inc.	61,117	4,354,586
Stewart Information Services Corp.	114,060	4,775,692
Third Point Reinsurance Ltd.(a)	348,380	3,323,545
Trupanion, Inc.(a)	138,480	14,039,103
United Fire Group, Inc.	91,865	2,009,088
United Insurance Holdings Corp.	88,220	390,815
Universal Insurance Holdings, Inc.	123,700	1,726,852
Total		125,352,172
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Apollo Commercial Real Estate Finance, Inc.	579,760	6,249,813
ARMOUR Residential REIT, Inc.	276,080	2,920,926
Capstead Mortgage Corp.	411,695	2,317,843
Granite Point Mortgage Trust, Inc.	235,600	2,181,656
Invesco Mortgage Capital, Inc.	773,849	2,569,179
KKR Real Estate Finance Trust, Inc.	116,040	2,115,409
New York Mortgage Trust, Inc.	1,612,090	5,666,496
PennyMac Mortgage Investment Trust	423,670	7,244,757
Ready Capital Corp.	175,639	2,272,769
Redwood Trust, Inc.	490,550	4,243,257
Total		37,782,105
Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc.(a)	220,940	7,401,490
Capitol Federal Financial, Inc.	561,670	6,919,774
Flagstar Bancorp, Inc.	218,720	7,663,949
HomeStreet, Inc.	96,910	3,135,039
Meta Financial Group, Inc.	147,780	4,891,518
NMI Holdings, Inc., Class A(a)	361,920	7,929,667
Northfield Bancorp, Inc.	204,050	2,271,077
Northwest Bancshares, Inc.	545,436	6,452,508
Provident Financial Services, Inc.	312,251	4,892,973
Common Stocks (continued)
Issuer	Shares	Value ($)
TrustCo Bank Corp.	411,545	2,498,078
Walker & Dunlop, Inc.	123,450	9,877,234
Total		63,933,307
Total Financials		580,601,036
Health Care 11.6%
Biotechnology 1.2%
Anika Therapeutics, Inc.(a)	60,630	2,291,814
Coherus Biosciences, Inc.(a)	268,410	4,954,849
Cytokinetics, Inc.(a)	300,890	5,054,952
Eagle Pharmaceuticals, Inc.(a)	51,680	2,351,440
Enanta Pharmaceuticals, Inc.(a)	76,240	3,141,088
Myriad Genetics, Inc.(a)	318,830	5,592,278
REGENXBIO, Inc.(a)	127,460	4,440,706
Spectrum Pharmaceuticals, Inc.(a)	621,945	2,929,361
Vanda Pharmaceuticals, Inc.(a)	233,230	2,847,738
Xencor, Inc.(a)	244,290	10,338,353
Total		43,942,579
Health Care Equipment & Supplies 3.0%
Angiodynamics, Inc.(a)	161,630	2,298,379
Cardiovascular Systems, Inc.(a)	169,290	5,833,734
CONMED Corp.	121,928	12,423,244
CryoLife, Inc.(a)	161,570	3,363,887
Cutera, Inc.(a)	75,090	1,878,752
Glaukos Corp.(a)	190,660	12,865,737
Heska Corp.(a)	37,890	4,736,250
Inogen, Inc.(a)	78,160	2,741,071
Integer Holdings Corp.(a)	140,192	10,106,441
Invacare Corp.	146,862	1,252,733
Lantheus Holdings, Inc.(a)	285,140	3,752,442
LeMaitre Vascular, Inc.	71,650	2,822,294
Meridian Bioscience, Inc.(a)	182,930	3,457,377
Merit Medical Systems, Inc.(a)	208,378	11,475,377
Mesa Laboratories, Inc.	20,690	5,622,714
Natus Medical, Inc.(a)	144,550	3,023,986
OraSure Technologies, Inc.(a)	305,390	3,664,680
Orthofix Medical, Inc.(a)	82,490	3,032,332
SurModics, Inc.(a)	58,229	2,180,094
Tactile Systems Technology, Inc.(a)	82,850	3,571,664

Columbia Small Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varex Imaging Corp.(a)	166,680	2,780,222
Zynex, Inc.(a)	82,940	1,157,842
Total		104,041,252
Health Care Providers & Services 3.9%
Addus HomeCare Corp.(a)	63,510	6,303,367
AMN Healthcare Services, Inc.(a)	200,530	13,066,535
BioTelemetry, Inc.(a)	145,890	8,083,765
Community Health Systems, Inc.(a)	479,870	3,925,337
Corvel Corp.(a)	39,028	3,494,957
Covetrus, Inc.(a)	418,910	11,316,854
Cross Country Healthcare, Inc.(a)	149,101	1,297,179
Ensign Group, Inc. (The)	215,708	15,502,934
Fulgent Genetics, Inc.(a)	50,320	2,260,374
Hanger, Inc.(a)	162,600	3,689,394
Magellan Health, Inc.(a)	96,136	7,599,551
Mednax, Inc.(a)	364,720	7,370,991
Owens & Minor, Inc.	308,370	7,943,611
Pennant Group, Inc. (The)(a)	107,469	5,447,604
Providence Service Corp. (The)(a)	52,170	7,084,164
R1 RCM, Inc.(a)	493,250	10,003,110
RadNet, Inc.(a)	182,690	3,401,688
Select Medical Holdings Corp.(a)	457,420	11,023,822
Tivity Health, Inc.(a)	159,577	2,941,004
U.S. Physical Therapy, Inc.	54,810	5,821,918
Total		137,578,159
Health Care Technology 1.6%
Allscripts Healthcare Solutions, Inc.(a)	695,500	9,514,440
Computer Programs & Systems, Inc.	53,881	1,531,837
HealthStream, Inc.(a)	109,249	2,040,771
HMS Holdings Corp.(a)	377,770	11,869,533
NextGen Healthcare, Inc.(a)	236,153	4,189,354
Omnicell, Inc.(a)	182,495	19,134,601
Simulations Plus, Inc.	64,580	3,614,543
Tabula Rasa HealthCare, Inc.(a)	89,170	3,072,798
Total		54,967,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.8%
Luminex Corp.	184,014	4,366,652
NeoGenomics, Inc.(a)	471,280	22,423,503
Total		26,790,155
Pharmaceuticals 1.1%
Amphastar Pharmaceuticals, Inc.(a)	156,040	2,771,270
ANI Pharmaceuticals, Inc.(a)	40,960	1,210,778
Corcept Therapeutics, Inc.(a)	443,850	10,048,764
Endo International PLC(a)	980,780	4,982,363
Innoviva, Inc.(a)	268,280	2,804,867
Lannett Co., Inc.(a)	145,900	898,744
Pacira Pharmaceuticals, Inc.(a)	182,410	11,052,222
Phibro Animal Health Corp., Class A	86,580	1,635,496
Supernus Pharmaceuticals, Inc.(a)	224,750	4,787,175
Total		40,191,679
Total Health Care		407,511,701
Industrials 17.2%
Aerospace & Defense 1.5%
AAR Corp.	141,623	4,017,845
Aerojet Rocketdyne Holdings, Inc.(a)	312,047	11,679,919
Aerovironment, Inc.(a)	93,609	7,993,272
Cubic Corp.	133,707	7,829,882
Kaman Corp.	118,061	6,173,410
Moog, Inc., Class A	128,044	9,905,484
National Presto Industries, Inc.	22,177	1,886,154
Park Aerospace Corp.	80,017	1,018,616
Triumph Group, Inc.	222,230	2,926,769
Total		53,431,351
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.(a)	111,545	6,225,327
Echo Global Logistics, Inc.(a)	113,560	3,223,968
Forward Air Corp.	119,419	8,725,946
HUB Group, Inc., Class A(a)	143,037	7,812,681
Total		25,987,922

6	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.7%
Allegiant Travel Co.	55,452	9,437,376
Hawaiian Holdings, Inc.	196,300	3,977,038
Skywest, Inc.	214,159	9,193,846
Total		22,608,260
Building Products 2.1%
AAON, Inc.	173,969	11,330,601
American Woodmark Corp.(a)	72,520	6,346,225
Apogee Enterprises, Inc.	112,480	2,951,475
Gibraltar Industries, Inc.(a)	138,367	9,057,504
Griffon Corp.	191,635	3,995,590
Insteel Industries, Inc.	82,200	1,901,286
Patrick Industries, Inc.	94,070	5,930,173
PGT, Inc.(a)	251,640	4,685,537
Quanex Building Products Corp.	140,004	2,884,082
Resideo Technologies, Inc.(a)	599,100	11,077,359
UFP Industries, Inc.	261,050	14,005,332
Total		74,165,164
Commercial Services & Supplies 1.8%
ABM Industries, Inc.	284,508	10,953,558
Brady Corp., Class A	206,646	9,129,620
Deluxe Corp.	178,640	4,598,194
Harsco Corp.(a)	336,740	5,707,743
Interface, Inc.	249,869	2,085,157
Matthews International Corp., Class A	133,430	3,566,584
Pitney Bowes, Inc.	738,660	4,210,362
RR Donnelley & Sons Co.	304,713	426,598
Team, Inc.(a)	130,710	1,138,484
Unifirst Corp.	65,082	12,032,360
US Ecology, Inc.	134,470	4,557,189
Viad Corp.	87,062	2,609,248
Total		61,015,097
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.8%
Aegion Corp.(a)	131,318	2,252,104
Arcosa, Inc.	206,300	10,704,907
Comfort Systems U.S.A., Inc.	155,683	7,844,866
Granite Construction, Inc.	199,480	4,911,198
MYR Group, Inc.(a)	71,310	3,646,080
Total		29,359,155
Electrical Equipment 0.5%
AZZ, Inc.	111,795	4,984,939
Encore Wire Corp.	88,054	4,549,750
Powell Industries, Inc.	37,665	972,887
Vicor Corp.(a)	89,519	7,336,977
Total		17,844,553
Industrial Conglomerates 0.1%
Raven Industries, Inc.	152,980	3,858,156
Machinery 5.9%
Alamo Group, Inc.	42,020	5,702,954
Albany International Corp., Class A	131,102	8,984,420
Astec Industries, Inc.	96,467	5,595,086
Barnes Group, Inc.	198,390	9,127,924
Chart Industries, Inc.(a)	150,370	15,542,243
CIRCOR International, Inc.(a)	85,342	2,822,260
Enerpac Tool Group Corp.	255,074	5,711,107
EnPro Industries, Inc.	87,553	6,199,628
ESCO Technologies, Inc.	111,122	10,989,966
Federal Signal Corp.	257,866	8,001,582
Franklin Electric Co., Inc.	163,616	11,058,805
Greenbrier Companies, Inc. (The)	139,560	4,657,117
Hillenbrand, Inc.	318,925	11,950,120
John Bean Technologies Corp.	135,408	14,970,709
Lindsay Corp.	46,238	5,355,285
Lydall, Inc.(a)	72,008	1,973,019
Meritor, Inc.(a)	308,550	8,145,720
Mueller Industries, Inc.	242,370	7,940,041
Proto Labs, Inc.(a)	113,980	15,747,477
SPX Corp.(a)	190,720	9,770,586
SPX FLOW, Inc.(a)	181,060	9,701,195
Standex International Corp.	52,838	3,987,155

Columbia Small Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tennant Co.	78,790	5,291,536
Titan International, Inc.	213,200	1,070,264
Wabash National Corp.	225,820	3,992,498
Watts Water Technologies, Inc., Class A	117,135	13,722,365
Total		208,011,062
Marine 0.3%
Matson, Inc.	183,830	10,686,038
Professional Services 1.1%
Exponent, Inc.	220,310	18,287,933
Forrester Research, Inc.(a)	46,770	1,936,278
Heidrick & Struggles International, Inc.	82,542	2,154,346
Kelly Services, Inc., Class A	143,339	2,932,716
Korn/Ferry International	240,117	9,614,285
Resources Connection, Inc.	128,947	1,561,548
TrueBlue, Inc.(a)	153,901	2,939,509
Total		39,426,615
Road & Rail 0.9%
ArcBest Corp.	108,595	4,551,216
Heartland Express, Inc.	211,836	3,914,729
Marten Transport Ltd.	250,474	4,415,857
Saia, Inc.(a)	111,600	19,478,664
Total		32,360,466
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	165,211	12,957,499
DXP Enterprises, Inc.(a)	69,810	1,470,199
Foundation Building Materials, Inc.(a)	95,880	1,844,731
GMS, Inc.(a)	182,380	5,695,727
NOW, Inc.(a)	466,800	2,604,744
Veritiv Corp.(a)	52,910	983,068
Total		25,555,968
Total Industrials		604,309,807
Information Technology 14.1%
Communications Equipment 1.0%
ADTRAN, Inc.	204,670	2,586,005
Applied Optoelectronics, Inc.(a)	89,420	743,080
CalAmp Corp.(a)	146,655	1,337,494
Comtech Telecommunications Corp.	105,547	2,011,726
Digi International, Inc.(a)	123,917	2,126,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Extreme Networks, Inc.(a)	522,980	2,939,148
Harmonic, Inc.(a)	415,796	2,715,148
NETGEAR, Inc.(a)	127,625	4,059,751
Plantronics, Inc.	158,230	4,322,844
Viavi Solutions, Inc.(a)	974,390	13,198,112
Total		36,039,724
Electronic Equipment, Instruments & Components 3.7%
Arlo Technologies, Inc.(a)	333,467	1,754,036
Badger Meter, Inc.	124,266	10,244,489
Bel Fuse, Inc., Class B	43,670	640,202
Benchmark Electronics, Inc.	155,601	3,784,216
CTS Corp.	137,707	4,194,555
Daktronics, Inc.	156,133	704,160
ePlus, Inc.(a)	57,840	4,876,490
Fabrinet(a)	156,810	10,711,691
FARO Technologies, Inc.(a)	75,886	5,017,582
Insight Enterprises, Inc.(a)	149,674	10,698,698
Itron, Inc.(a)	172,120	13,530,353
Knowles Corp.(a)	391,090	6,640,708
Methode Electronics, Inc.	160,171	5,609,189
MTS Systems Corp.	82,271	2,881,953
OSI Systems, Inc.(a)	71,757	6,321,792
PC Connection, Inc.	46,830	2,137,790
Plexus Corp.(a)	124,814	9,324,854
Rogers Corp.(a)	79,696	11,708,139
Sanmina Corp.(a)	289,200	9,200,898
Scansource, Inc.(a)	108,235	2,716,699
TTM Technologies, Inc.(a)	423,583	5,531,994
Total		128,230,488
IT Services 2.1%
Cardtronics PLC, Class A(a)	151,848	3,686,869
CSG Systems International, Inc.	141,197	6,125,126
EVERTEC, Inc.	254,550	9,461,624
ExlService Holdings, Inc.(a)	145,850	12,143,471
Mantech International Corp., Class A	115,850	8,916,975
NIC, Inc.	286,025	6,702,996
Perficient, Inc.(a)	141,893	6,460,388
Sykes Enterprises, Inc.(a)	170,943	6,432,585
TTEC Holdings, Inc.	77,785	5,262,933

8	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unisys Corp.(a)	268,940	3,921,145
Virtusa Corp.(a)	121,338	6,076,607
Total		75,190,719
Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc.(a)	163,583	15,779,216
Axcelis Technologies, Inc.(a)	142,820	3,853,284
Brooks Automation, Inc.	314,789	22,976,449
Ceva, Inc.(a)	94,565	3,714,513
Cohu, Inc.	178,656	5,072,044
Diodes, Inc.(a)	179,167	12,176,189
DSP Group, Inc.(a)	93,333	1,570,794
Formfactor, Inc.(a)	328,860	13,483,260
Ichor Holdings Ltd.(a)	97,940	3,124,286
Kulicke & Soffa Industries, Inc.	263,915	8,036,212
MaxLinear, Inc., Class A(a)	283,950	8,873,438
Onto Innovation, Inc.(a)	208,329	9,210,225
PDF Solutions, Inc.(a)	124,690	2,751,908
Photronics, Inc.(a)	280,050	3,245,780
Power Integrations, Inc.	255,098	18,211,446
Rambus, Inc.(a)	485,420	7,630,802
SMART Global Holdings, Inc.(a)	58,770	1,803,651
Ultra Clean Holdings, Inc.(a)	170,280	5,387,659
Veeco Instruments, Inc.(a)	211,754	3,519,352
Total		150,420,508
Software 2.8%
8x8, Inc.(a)	444,840	8,794,487
Agilysys, Inc.(a)	86,584	3,234,778
Alarm.com Holdings, Inc.(a)	190,160	14,435,046
Bottomline Technologies de, Inc.(a)	165,182	7,538,906
Ebix, Inc.	100,268	3,410,115
LivePerson, Inc.(a)	262,642	15,343,546
MicroStrategy, Inc., Class A(a)	30,899	10,591,250
OneSpan, Inc.(a)	144,633	2,860,841
Progress Software Corp.	192,203	7,707,340
SPS Commerce, Inc.(a)	149,920	15,452,254
Xperi Holding Corp.	462,919	8,832,495
Total		98,201,058
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.(a)	516,970	4,730,276
Diebold, Inc.(a)	331,490	3,139,210
Total		7,869,486
Total Information Technology		495,951,983
Materials 5.5%
Chemicals 2.9%
AdvanSix, Inc.(a)	119,620	2,125,647
American Vanguard Corp.	113,341	1,718,250
Balchem Corp.	138,052	14,314,612
Ferro Corp.(a)	351,020	5,023,096
FutureFuel Corp.	110,140	1,320,579
GCP Applied Technologies(a)	205,550	4,828,369
Hawkins, Inc.	40,507	2,032,641
HB Fuller Co.	220,073	11,516,420
Innospec, Inc.	104,820	8,625,638
Koppers Holdings, Inc.(a)	89,822	2,431,482
Kraton Performance Polymers, Inc.(a)	135,985	3,671,595
Livent Corp.(a)	624,160	9,468,507
Quaker Chemical Corp.	56,213	13,884,611
Rayonier Advanced Materials, Inc.(a)	270,360	1,749,229
Stepan Co.	90,869	10,555,343
Tredegar Corp.	110,138	1,741,282
Trinseo SA	163,320	6,204,527
Total		101,211,828
Construction Materials 0.1%
U.S. Concrete, Inc.(a)	67,590	2,398,093
Containers & Packaging 0.1%
Myers Industries, Inc.	152,759	2,595,376
Metals & Mining 1.8%
Allegheny Technologies, Inc.(a)	540,420	7,290,266
Arconic Corp.(a)	414,270	11,396,568
Carpenter Technology Corp.	204,620	5,000,913
Century Aluminum Co.(a)	213,864	2,170,720
Cleveland-Cliffs, Inc.	1,703,650	18,757,186
Haynes International, Inc.	53,594	1,135,657
Kaiser Aluminum Corp.	67,479	5,262,012
Materion Corp.	86,729	5,056,301

Columbia Small Cap Index Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Olympic Steel, Inc.	38,754	575,109
SunCoke Energy, Inc.	353,227	1,589,521
TimkenSteel Corp.(a)	161,450	760,430
Warrior Met Coal, Inc.	218,450	3,805,399
Total		62,800,082
Paper & Forest Products 0.6%
Boise Cascade Co.	167,280	7,234,860
Clearwater Paper Corp.(a)	70,721	2,468,870
Glatfelter Corp.	189,349	3,044,732
Mercer International, Inc.	168,660	1,381,325
Neenah, Inc.	71,705	3,478,410
Schweitzer-Mauduit International, Inc.	133,767	4,652,416
Total		22,260,613
Total Materials		191,265,992
Real Estate 7.9%
Equity Real Estate Investment Trusts (REITS) 7.4%
Acadia Realty Trust	368,152	5,227,758
Agree Realty Corp.	229,815	15,144,809
Alexander & Baldwin, Inc.	308,760	4,832,094
American Assets Trust, Inc.	212,790	6,104,945
Armada Hoffler Properties, Inc.	247,240	2,623,216
Brandywine Realty Trust	727,950	8,102,084
CareTrust REIT, Inc.	408,576	7,938,632
Chatham Lodging Trust	200,420	2,206,624
Community Healthcare Trust, Inc.	91,170	4,117,237
CoreCivic, Inc.	510,550	3,619,800
DiamondRock Hospitality Co.	851,468	6,403,039
Diversified Healthcare Trust	1,015,500	4,478,355
Easterly Government Properties, Inc.	340,080	7,366,133
Essential Properties Realty Trust, Inc.	434,570	8,926,068
Four Corners Property Trust, Inc.	300,174	8,407,874
Franklin Street Properties Corp.	412,235	1,912,770
GEO Group, Inc. (The)	517,820	4,893,399
Getty Realty Corp.	150,256	4,265,768
Global Net Lease, Inc.	381,890	6,373,744
Hersha Hospitality Trust	155,610	1,260,441
Independence Realty Trust, Inc.	404,340	5,207,899
Industrial Logistics Properties Trust	278,300	6,047,459
Innovative Industrial Properties, Inc.	92,610	14,230,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Investors Real Estate Trust	54,740	3,798,956
iStar, Inc.	320,690	4,521,729
Kite Realty Group Trust	359,410	5,175,504
Lexington Realty Trust	1,181,209	12,060,144
LTC Properties, Inc.	167,481	6,203,496
Mack-Cali Realty Corp.	367,770	5,023,738
National Storage Affiliates Trust	264,220	8,978,196
NexPoint Residential Trust, Inc.	93,330	4,135,452
Office Properties Income Trust	205,825	4,703,101
Retail Opportunity Investments Corp.	503,280	6,532,575
Retail Properties of America, Inc., Class A	914,360	7,406,316
RPT Realty	345,450	2,532,149
Safehold, Inc.	58,890	4,008,642
Saul Centers, Inc.	54,452	1,698,902
SITE Centers Corp.	643,090	6,488,778
Summit Hotel Properties, Inc.	451,080	3,919,885
Tanger Factory Outlet Centers, Inc.	398,910	3,769,700
Uniti Group, Inc.	828,570	8,517,700
Universal Health Realty Income Trust	54,656	3,302,862
Urstadt Biddle Properties, Inc., Class A	128,006	1,797,204
Washington Real Estate Investment Trust	351,430	8,156,690
Whitestone REIT	169,870	1,277,422
Xenia Hotels & Resorts, Inc.	485,370	6,838,863
Total		260,538,605
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc.(a)	102,380	3,670,323
RE/MAX Holdings, Inc., Class A	77,350	2,421,055
Realogy Holdings Corp.(a)	492,640	6,064,398
St. Joe Co. (The)	133,190	4,396,602
Total		16,552,378
Total Real Estate		277,090,983
Utilities 1.6%
Gas Utilities 0.7%
Chesapeake Utilities Corp.	70,390	7,321,264
Northwest Natural Holding Co.	130,365	6,247,091
South Jersey Industries, Inc.	429,276	9,881,933
Total		23,450,288

10	Columbia Small Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Small Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.3%
Avista Corp.	289,844	10,874,947
Water Utilities 0.6%
American States Water Co.	157,414	11,620,301
California Water Service Group	210,820	10,431,374
Total		22,051,675
Total Utilities		56,376,910
Total Common Stocks (Cost $2,392,210,880)		3,438,366,985

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Core S&P Small-Cap ETF	447,875	38,132,077
Total Exchange-Traded Equity Funds (Cost $30,910,919)		38,132,077

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	32,266,483	32,263,256
Total Money Market Funds (Cost $32,263,151)		32,263,256
Total Investments in Securities (Cost: $2,455,384,950)		3,508,762,318
Other Assets & Liabilities, Net		3,379,777
Net Assets		3,512,142,095

At November 30, 2020, securities and/or cash totaling $6,266,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	199	12/2020	USD	18,109,995	2,600,937	—
Russell 2000 Index E-mini	244	12/2020	USD	22,205,220	1,380,936	—
Total					3,981,873	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	4,270,988	532,027,945	(504,035,355)	(322)	32,263,256	8,492	63,583	32,266,483
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund | Quarterly Report 2020	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT228_02_L01_(01/21)